Organization and Nature of Operations and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Organization and Nature of Operations and Basis of Presentation

Description of Business

Synthetic Biologics, Inc. (the “Company” or “Synthetic Biologics”), formerly Adeona Pharmaceuticals, Inc., is a biotechnology company focused on the development of synthetic DNA-based therapeutics and innovative disease-modifying medicines for serious illnesses. In the area of synthetic biology, the Company is initially developing a product candidate to treat PAH. The Company also intends to expand new and existing collaborations in the synthetic biology area. In addition, Synthetic Biologics has several clinical-stage programs that are being funded, or partially funded, by grants, charitable organizations and corporate partners. In this area we are developing, or have partnered the development of, product candidates to treat relapsing-remitting MS, cognitive dysfunction in MS, fibromyalgia and ALS.

Medical Indication	Product Candidate	Status
PAH	Synthetic DNA-based therapy	Preclinical

Relapsing-remitting MS	Trimesta	All patients enrolled in Phase II clinical trial;
	(estriol)	dosing and monitoring underway

Cognitive dysfunction in	Trimesta	Patient enrollment underway in Phase II
MS	(estriol)	clinical trial

Fibromyalgia	Effirma	Partnered with Meda AB
(oral flupirtine)

ALS	AEN-100	Clinical trial preparation underway
(gastroretentive zinc acetate)

On December 21, 2011, Synthetic Biologics announced that the Board of Directors had taken several actions to prioritize its focus on our entry into the emerging field of synthetic biology. The Company also announced that it intends to seek marketing partners for its zinc-based products reaZin ™ and wellZin ™.

Basis of Presentation and Corporate Structure

As of December 31, 2011, the Company had eight active subsidiaries, Pipex Therapeutics, Inc. (“Pipex Therapeutics”), Adeona Clinical Laboratory (formerly Hart Lab, LLC), Effective Pharmaceuticals, Inc. (“EPI”), Solovax, Inc. (“Solovax”), CD4 Biosciences, Inc. (“CD4”), Epitope Pharmaceuticals, Inc. (“Epitope”), Healthmine, Inc. (“Healthmine”) and Putney Drug Corp. (“Putney”). As of December 31, 2011, EPI, Adeona Clinical Laboratory, Healthmine and Putney are wholly owned and Pipex Therapeutics, Solovax, CD4 and Epitope are majority-owned.

For financial reporting purposes, the outstanding common stock of the Company is that of Synthetic Biologics, Inc. All statements of operations, stockholders’ equity and cash flows for each of the entities are presented as consolidated. All subsidiaries were formed under the laws of the State of Delaware on January 8, 2001, except for EPI, which was incorporated in Delaware on December 12, 2000, Epitope which was incorporated in Delaware in January of 2002, Putney which was incorporated in Delaware in November of 2006, Healthmine which was formed in Delaware in December of 2007 and Adeona Clinical Laboratory which was incorporated in Illinois as a limited liability company on August 8, 2005.

On March 8, 2012, the Company sold all of its interest in Adeona Clinical Laboratory, LLC (the “Lab”) to Hartlab, LLC, an entity controlled by the Lab’s former owner, in consideration for (i) the immediate assignment of the Lab’s outstanding accounts receivable up through the date of closing, plus (ii) $700,000 payable pursuant to the terms of a two-year non-recourse promissory note secured by all the assets of the Lab. Accordingly, this business has been presented in the consolidated financial statements as discontinued operations. This transaction is described in more detail in Note 3 – Discontinued Operations of Adeona Clinical Laboratory.